Annual Total Returns - Class A	Nov. 30, 2022
Delaware Emerging Markets Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	13.74%
2014	(8.48%)
2015	(13.93%)
2016	17.62%
2017	41.62%
2018	(17.31%)
2019	24.05%
2020	25.54%
2021	(2.31%)
2022	(28.85%)
Delaware International Small Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	23.33%
2014	1.99%
2015	(0.66%)
2016	(1.01%)
2017	46.76%
2018	(23.74%)
2019	22.68%
2020	23.48%
2021	8.28%
2022	(27.81%)
Delaware International Value Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	22.33%
2014	(8.82%)
2015	0.51%
2016	4.74%
2017	22.39%
2018	(17.92%)
2019	18.98%
2020	6.60%
2021	6.52%
2022	(17.26%)